OPERATIONS IN TURKMENISTAN (Tables)	12 Months Ended
Dec. 31, 2017
OPERATIONS IN TURKMENISTAN
Schedule of total effect of impairment charges on the Group's statement of profit or loss

Impairment long-lived assets	3,204
Current provision for income tax	100
Provision for doubtful accounts	74
Other operating expenses	37
Taxes other than income tax	20
Deferred income tax	(69)

3,366